Prepaid Assets (Tables)	12 Months Ended
Mar. 31, 2023
Prepaid Assets [Abstract]
Schedule of Prepaid Assets	Prepaid assets consisted of the following as of March 31, 2023 and 2022:
	As of March 31,	As of March 31,
	2023	2022
Prepayments for advertising or marketing	$2,138,273	$5,485,325
Prepayment of celebrity endorsement fee	43,657	141,774
Total	$2,181,930	$5,627,099